Average Annual Total Returns - FidelityAdvisorGlobalEquityIncomeFund-AMCIZPRO - FidelityAdvisorGlobalEquityIncomeFund-AMCIZPRO - Fidelity Advisor Global Equity Income Fund	Dec. 30, 2023
Fidelity Advisor Global Equity Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(17.28%)
Past 5 years	5.38%
Past 10 years	8.19%
Fidelity Advisor Global Equity Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.43%)
Past 5 years	4.59%
Past 10 years	7.43%
Fidelity Advisor Global Equity Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.12%)
Past 5 years	4.17%
Past 10 years	6.59%
Fidelity Advisor Global Equity Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(15.54%)
Past 5 years	5.61%
Past 10 years	8.17%
Fidelity Advisor Global Equity Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(13.81%)
Past 5 years	5.82%
Past 10 years	8.18%
Fidelity Advisor Global Equity Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(12.04%)
Past 5 years	6.89%
Past 10 years	9.09%
Fidelity Advisor Global Equity Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(11.94%)
Since Inception	8.06%	[1]
MS159
Average Annual Return:
Past 1 year	(18.07%)
Past 5 years	5.61%
Past 10 years	8.38%

[1]	AFrom October 2, 2018.